Risk management and financial instruments	12 Months Ended
Dec. 31, 2021
Risk management and financial instruments
Risk management and financial instruments

26        Risk management and financial instruments

26.1           Classification of financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. The Company has no level 3 financial instruments.

	2021				2020

	Fair value through profit or loss	Amortized cost	Level 1	Level 2	Fair value through profit or loss	Amortized cost	Level 1
Assets
Cash and cash equivalents	346,759	235,472	346,759	-	46,880	13,099	47,453
Interest earnings bank deposits	7,005	-	7,005	-	2,227	-	2,227
Trade accounts receivable	-	142,407	-	-	-	86,009	-
Derivative financial instruments	74	-	-	74	-	-	-

	353,838	377,879	353,764	74	49,107	99,108	49,680
Liabilities
Loans and financing	-	208,138	-	-	-	98,975	-
Trade and other payable	-	145,360	-	-	-	101,388	-

	-	353,498	-	-	-	200,363	-

The Company policy is to recognize transfers into and out of fair value hierarchy levels as of the end of the reporting period.

• Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

• Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

• Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

26.2           Financial risk management

The main financial risks to which the Company and its subsidiaries are exposed when conducting their activities are:

a)     Credit risk

It results from any difficulty in collecting the amounts of services provided to the customers. The Company and its subsidiaries are also subject to credit risk from their interest earning bank deposits.  The credit risk related to the provision of services is minimized by a strict control of the customer base and active delinquency management by means of clear policies regarding the concession of services. There is no concentration of transactions with customers and the default level is historically very low. In connection with credit risk relating to financial institutions, the Company and its subsidiaries seek to diversify such exposure among financial institutions.

b)     Credit risk exposure

The book value of financial assets represents the maximum credit exposure. The maximum credit risk exposure on financial information date was:

	2021	2020	2019
Cash and cash equivalents	582,231	59,979	12,342
Interest earnings bank deposits	7,005	2,227	3,292
Trade accounts receivable	142,407	86,009	62,136

	731,643	148,215	77,770

The Company determines its allowance for expected credit losses by applying a loss rate calculated on historical effective losses on sales.

Additionally, the Company considers that accounts receivable had a significant increase in credit risk and provides for:

  All notes receivable past due for more than 6 months;
  Notes subject to additional credit analysis presenting indicators of significant risks of default based on ongoing renegotiations, failure indicators or judicial recovery ongoing processes and customers with relevant evidence of cash deteriorating situation.

c)       Market risk

Interest rate and inflation risk: Interest rate risk arises from the portion of debt and interest earning bank deposits remunerated at CDI (Interbank Deposit Certificate) rate, which may adversely affect the financial income or expenses in the event an unfavorable change in interest and inflation rates takes place.

d)      Operation with derivatives

The Company uses derivative financial instruments to hedge against the risk of change in the foreign exchange rates. Therefore, they are not speculative. The derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is executed and are subsequently remeasured to their fair value. Changes in the fair value of any of these derivative instruments are immediately recognized in the statement of profit or loss under “net financial cost”.

e)    Liquidity risk

The liquidity risk consists of the risk of the Company not having sufficient funds to settle its financial liabilities. The Company’s and its subsidiaries’ cash flow and liquidity control are monitored on a daily basis by Company treasury function, so as to ensure that cash operating generation and previous fund raising, as necessary, are sufficient to maintain payment schedule, thus not generating liquidity risk for the Company and its subsidiaries.

We present below the contractual maturities of financial liabilities including payment of estimated interest.

Non-derivative financial liabilities	Book value	Contractual cash flow	Up to 12	1–2	2–3	>3
			Months	years	years	years

Loans and financing	208,138	269,331	83,354	160,490	24,323	1,165
Trade and other payables	145,360	145,360	143,715	936	-	-
Lease liabilities	4,258	4,258	2,220	1,910	128	-

	357,756	418,949	229,289	163,336	24,451	1,165

f)     Sensitivity analysis

The main risks linked to the Company's operations are linked to the variation of the Interbank Deposit Certificate (CDI) for financing and financial investments. The Company’s financial instruments are represented by cash and cash equivalents, accounts receivable, accounts payable, loans and financing, and are recorded at amortized cost, plus interests incurred.

Investments indexed to CDI are recorded at market value, according to quotations published by the respective financial institutions, and the remainder refer mostly to bank deposit certificates. Therefore, the recorded amount of these securities does not differ from the market value.

The table below presents three scenarios for the risk of decreasing or increasing of the CDI indexes. According to the projections disclosed by financial institutions, the average rate for CDI is 11.50% p.a., which was defined as a probable scenario (scenario I). Based thereon, variations of 25% (scenario II) and 50% (scenario III) were calculated. The Company has loans and borrowings linked to the CDI rate in 2021 and to CDI rate and the TJLP rate (long-term interest rate) in 2020.

Operation	Balance at December 31, 2021	Risk	Scenario I Base scenario	Scenario II	Scenario III
Financial investments	346,759	CDI decrease	39,877	29,908	19,939
			11.50%	8.63%	5.75%
Financial liabilities - financing	208,138	CDI increase	(23,936)	(29,920)	(35,904)
			11.50%	14.38%	17.25%

g)     Capital management

The Company´s policy is to maintain a strong capital base to secure investor, creditor, and market confidence and also to sustain future development of the business. Management monitors the return on capital, as well as the dividend yield to ordinary shareholders.

The Company controls its capital structure by adjusting and adapting it to current economic conditions. To keep this structure adjusted, the Company may pay dividends, return capital to shareholders, raise new loans, issue promissory notes, and enter into derivative transactions.

The Company considers within the net debt structure: loans and financing, less cash, and cash equivalents. The financial leverage ratios as of December 31, 2021, December 31, 2020, and December 31, 2019 can be summarized as follows:

	2021	2020	2019

Loans and borrowings	208,138	98,975	63,346
Cash and cash equivalents	(582,231)	(59,979)	(12,342)

Net debt	(374,093)	38,996	51,004

Total equity	1,203,202	115,348	99,337

Net debt/equity (%)	(0.31)	0.34	0.51